Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds III
Entity Central Index Key	0000893818
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000011974 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Class K Shares
Trading Symbol	WFBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$5(a)	0.05%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.05%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 7.15%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
The U.S. investment-grade bond market produced a healthy total return in 2025, with modest price gains augmenting the contribution from yield. Inflation, while remaining above the U.S. Federal Reserve’s (Fed’s) target, nonetheless held near 3% for most of the year. The more benign inflation backdrop allowed the Fed to enact three quarter-point interest rate cuts and end its restrictive quantitative tightening policy. U.S. Treasuries produced gains in this environment, with the best returns occurring for the intermediate portion of the yield curve. Agency mortgage-backed securities also delivered positive returns, and corporate bonds outpaced government debt at a time of positive economic growth and hearty investor risk appetites.
What detracted from performance?
Reflecting the generally positive environment for the fixed-income market, no major segment of the index finished with a loss.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	7.15%	(0.41)%	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,758,976,185
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,219,059
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,758,976,185
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$1,219,059
Portfolio Turnover Rate of the Master Portfolio	93%

C000201953 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Investor P Shares
Trading Symbol	BMOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$36(a)	0.35%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 36	[2]
Expense Ratio, Percent	0.35%	[2]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 6.83%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
The U.S. investment-grade bond market produced a healthy total return in 2025, with modest price gains augmenting the contribution from yield. Inflation, while remaining above the U.S. Federal Reserve’s (Fed’s) target, nonetheless held near 3% for most of the year. The more benign inflation backdrop allowed the Fed to enact three quarter-point interest rate cuts and end its restrictive quantitative tightening policy. U.S. Treasuries produced gains in this environment, with the best returns occurring for the intermediate portion of the yield curve. Agency mortgage-backed securities also delivered positive returns, and corporate bonds outpaced government debt at a time of positive economic growth and hearty investor risk appetites.
What detracted from performance?
Reflecting the generally positive environment for the fixed-income market, no major segment of the index finished with a loss.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	6.83%	(0.71)%	1.65%
Investor P Shares (with sales charge)	2.55	(1.52)	1.23
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,758,976,185
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,219,059
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,758,976,185
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$1,219,059
Portfolio Turnover Rate of the Master Portfolio	93%

C000099166 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Investor A Shares
Trading Symbol	BMOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36(a)	0.35%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 36	[3]
Expense Ratio, Percent	0.35%	[3]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 6.71%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
The U.S. investment-grade bond market produced a healthy total return in 2025, with modest price gains augmenting the contribution from yield. Inflation, while remaining above the U.S. Federal Reserve’s (Fed’s) target, nonetheless held near 3% for most of the year. The more benign inflation backdrop allowed the Fed to enact three quarter-point interest rate cuts and end its restrictive quantitative tightening policy. U.S. Treasuries produced gains in this environment, with the best returns occurring for the intermediate portion of the yield curve. Agency mortgage-backed securities also delivered positive returns, and corporate bonds outpaced government debt at a time of positive economic growth and hearty investor risk appetites.
What detracted from performance?
Reflecting the generally positive environment for the fixed-income market, no major segment of the index finished with a loss.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	6.71%	(0.71)%	1.65%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,758,976,185
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,219,059
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,758,976,185
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$1,219,059
Portfolio Turnover Rate of the Master Portfolio	93%

C000099167 [Member]
Shareholder Report [Line Items]
Fund Name	iShares U.S. Aggregate Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	BMOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10(a)	0.10%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 10	[4]
Expense Ratio, Percent	0.10%	[4]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 6.98%.
  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index returned 7.30%.
What contributed to performance?
The U.S. investment-grade bond market produced a healthy total return in 2025, with modest price gains augmenting the contribution from yield. Inflation, while remaining above the U.S. Federal Reserve’s (Fed’s) target, nonetheless held near 3% for most of the year. The more benign inflation backdrop allowed the Fed to enact three quarter-point interest rate cuts and end its restrictive quantitative tightening policy. U.S. Treasuries produced gains in this environment, with the best returns occurring for the intermediate portion of the yield curve. Agency mortgage-backed securities also delivered positive returns, and corporate bonds outpaced government debt at a time of positive economic growth and hearty investor risk appetites.
What detracted from performance?
Reflecting the generally positive environment for the fixed-income market, no major segment of the index finished with a loss.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	6.98%	(0.46)%	1.90%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 3,758,976,185
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,219,059
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,758,976,185
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$1,219,059
Portfolio Turnover Rate of the Master Portfolio	93%

C000117726 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Institutional Shares
Trading Symbol	BSPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11(a)	0.10%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 11	[5]
Expense Ratio, Percent	0.10%	[5]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 17.75%.
  For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed the S&P 500 briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data–dependent stance given persistent inflation and a still–resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early–April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi–year highs. Sentiment improved after the U.S. administration announced a 90–day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk–management” cut, while tariff related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	17.75%	14.30%	14.71%
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Nov. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 53,488,256,039
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,758,005
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$53,488,256,039
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$4,758,005
Portfolio Turnover Rate of the Master Portfolio	14%

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective November 20, 2025, the Fund revised its principal investment policies to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Material Fund Change Risks Change [Text Block]
Effective November 20, 2025, the Fund revised its principal investment policies to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000117728 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Service Shares
Trading Symbol	BSPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$24(a)	0.22%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 24	[6]
Expense Ratio, Percent	0.22%	[6]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Service Shares returned 17.60%.
  For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed the S&P 500 briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data–dependent stance given persistent inflation and a still–resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early–April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi–year highs. Sentiment improved after the U.S. administration announced a 90–day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk–management” cut, while tariff related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	17.60%	14.16%	14.57%
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Nov. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 53,488,256,039
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,758,005
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$53,488,256,039
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$4,758,005
Portfolio Turnover Rate of the Master Portfolio	14%

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective November 20, 2025, the Fund revised its principal investment policies to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Material Fund Change Risks Change [Text Block]
Effective November 20, 2025, the Fund revised its principal investment policies to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000117725 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Investor A Shares
Trading Symbol	BSPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.35%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 38	[7]
Expense Ratio, Percent	0.35%	[7]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 17.45%.
  For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed the S&P 500 briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data–dependent stance given persistent inflation and a still–resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early–April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi–year highs. Sentiment improved after the U.S. administration announced a 90–day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk–management” cut, while tariff related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	17.45%	14.01%	14.42%
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Nov. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 53,488,256,039
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,758,005
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$53,488,256,039
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$4,758,005
Portfolio Turnover Rate of the Master Portfolio	14%

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective November 20, 2025, the Fund revised its principal investment policies to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Material Fund Change Risks Change [Text Block]
Effective November 20, 2025, the Fund revised its principal investment policies to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000212062 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Class G Shares
Trading Symbol	BSPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G Shares	$1(a)	0.01%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 1	[8]
Expense Ratio, Percent	0.01%	[8]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class G Shares returned 17.85%.
  For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed the S&P 500 briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data–dependent stance given persistent inflation and a still–resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early–April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi–year highs. Sentiment improved after the U.S. administration announced a 90–day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk–management” cut, while tariff related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class G Shares	17.85%	14.40%	14.80%
S&P 500® Index	17.88	14.42	14.82

Performance Inception Date	Jul. 01, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Nov. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 53,488,256,039
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,758,005
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$53,488,256,039
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$4,758,005
Portfolio Turnover Rate of the Master Portfolio	14%

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective November 20, 2025, the Fund revised its principal investment policies to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Material Fund Change Risks Change [Text Block]
Effective November 20, 2025, the Fund revised its principal investment policies to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000011979 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Class K Shares
Trading Symbol	WFSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.03%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 3	[9]
Expense Ratio, Percent	0.03%	[9]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 17.83%.
  For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed the S&P 500 briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data–dependent stance given persistent inflation and a still–resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early–April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi–year highs. Sentiment improved after the U.S. administration announced a 90–day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk–management” cut, while tariff related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	17.83%	14.38%	14.79%
S&P 500® Index	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Nov. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 53,488,256,039
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,758,005
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$53,488,256,039
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$4,758,005
Portfolio Turnover Rate of the Master Portfolio	14%

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective November 20, 2025, the Fund revised its principal investment policies to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Material Fund Change Risks Change [Text Block]
Effective November 20, 2025, the Fund revised its principal investment policies to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000201951 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Investor P Shares
Trading Symbol	BSPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$38(a)	0.35%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 38	[10]
Expense Ratio, Percent	0.35%	[10]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor P Shares returned 17.45%.
  For the same period, the Fund’s benchmark, the S&P 500® Index returned 17.88%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed the S&P 500 briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data–dependent stance given persistent inflation and a still–resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early–April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi–year highs. Sentiment improved after the U.S. administration announced a 90–day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk–management” cut, while tariff related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor P Shares	17.45%	14.01%	14.42%
Investor P Shares (with sales charge)	11.29	12.79	13.80
S&P 500® Index	17.88	14.42	14.82

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Nov. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 53,488,256,039
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 4,758,005
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$53,488,256,039
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$4,758,005
Portfolio Turnover Rate of the Master Portfolio	14%

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective November 20, 2025, the Fund revised its principal investment policies to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Material Fund Change Risks Change [Text Block]
Effective November 20, 2025, the Fund revised its principal investment policies to reflect that the Fund intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Fund may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Fund becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000074117 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Cash Funds: Treasury
Class Name	SL Agency Shares
Trading Symbol	XTSLA
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
Additional Information Phone Number	(888) 204‑3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$9(a)	0.09%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 9	[11]
Expense Ratio, Percent	0.09%	[11]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Updated Performance Information Location [Text Block]	Visitblackrock.com for more recent yield information.
Net Assets	$ 29,836,982,992
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 15,119,648
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$29,836,982,992
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$15,119,648
Current seven-day yields as of December 31, 2025 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.72%
7-Day Yield	3.72%

C000011980 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Cash Funds: Treasury
Class Name	Institutional Shares
Trading Symbol	BRIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
Additional Information Phone Number	(888) 204‑3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.12%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 12	[12]
Expense Ratio, Percent	0.12%	[12]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Updated Performance Information Location [Text Block]	Visitblackrock.com for more recent yield information.
Net Assets	$ 29,836,982,992
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 15,119,648
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$29,836,982,992
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$15,119,648
Current seven-day yields as of December 31, 2025 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.69%
7-Day Yield	3.69%

C000074119 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Cash Funds: Institutional
Class Name	SL Agency Shares
Trading Symbol	BISXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Cash Funds: Institutional (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
Additional Information Phone Number	(888) 204‑3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$9(a)	0.09%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 9	[13]
Expense Ratio, Percent	0.09%	[13]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Updated Performance Information Location [Text Block]	Visitblackrock.com for more recent yield information.
Net Assets	$ 74,180,231,911
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 54,589,951
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$74,180,231,911
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$54,589,951
Current seven-day yields as of December 31, 2025 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.89%
7-Day Yield	3.89%

C000098725 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 1000 Large-Cap Index Fund
Class Name	Class K Shares
Trading Symbol	BRGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7(a)	0.06%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 7	[14]
Expense Ratio, Percent	0.06%	[14]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 17.27%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed U.S. equity markets briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data‑dependent stance given persistent inflation and a still‑resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early‑April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi‑year highs. Sentiment improved after the U.S. administration announced a 90‑day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer‑term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data‑driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk‑management” cut, while tariff‑related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	17.27%	13.54%	14.51%
Russell 1000® Index	17.37	13.59	14.59

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Nov. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,848,151,933
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 491,834
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,848,151,933
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$491,834
Portfolio Turnover Rate of the Master Portfolio	12%

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective November 20, 2025, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended, in approximately the same proportion as its underlying index, the Russell 1000® Index (the "Underlying Index"), is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index. The Fund's Principal Investment Strategies were revised to reflect these updates.

Material Fund Change Strategies [Text Block]	The Fund's Principal Investment Strategies were revised to reflect these updates.
Material Fund Change Risks Change [Text Block]	Effective November 20, 2025, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended, in approximately the same proportion as its underlying index, the Russell 1000® Index (the "Underlying Index"), is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000098723 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 1000 Large-Cap Index Fund
Class Name	Investor A Shares
Trading Symbol	BRGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.36%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 39	[15]
Expense Ratio, Percent	0.36%	[15]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 16.94%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed U.S. equity markets briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data‑dependent stance given persistent inflation and a still‑resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early‑April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi‑year highs. Sentiment improved after the U.S. administration announced a 90‑day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer‑term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data‑driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk‑management” cut, while tariff‑related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	16.94%	13.20%	14.16%
Russell 1000® Index	17.37	13.59	14.59

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Nov. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,848,151,933
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 491,834
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,848,151,933
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$491,834
Portfolio Turnover Rate of the Master Portfolio	12%

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective November 20, 2025, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended, in approximately the same proportion as its underlying index, the Russell 1000® Index (the "Underlying Index"), is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index. The Fund's Principal Investment Strategies were revised to reflect these updates.

Material Fund Change Strategies [Text Block]	The Fund's Principal Investment Strategies were revised to reflect these updates.
Material Fund Change Risks Change [Text Block]	Effective November 20, 2025, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended, in approximately the same proportion as its underlying index, the Russell 1000® Index (the "Underlying Index"), is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000098724 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 1000 Large-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	BRGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 12	[16]
Expense Ratio, Percent	0.11%	[16]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 17.21%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37%.
Domestic United States (“U.S.”) equities ended the first quarter in negative territory as the U.S. administration introduced broad shifts in global trade policy, including reciprocal tariffs that elevated economic uncertainty and pushed U.S. equity markets briefly into correction territory. Markets remained highly sensitive to tariff announcements expected in April 2025. The Federal Open Market Committee (“FOMC”) held interest rates at 4.25%–4.50% in January and reaffirmed expectations for two rate cuts in 2025, though policymakers maintained a firmly data‑dependent stance given persistent inflation and a still‑resilient labor market.
U.S. equities rebounded in the second quarter and finished in positive territory as volatility eased following an early‑April 2025 spike that drove the Chicago Board Options Exchange Volatility Index (“VIX”) to multi‑year highs. Sentiment improved after the U.S. administration announced a 90‑day pause on most proposed tariffs, temporarily alleviating trade pressures ahead of the July 2025 deadline. On April 9th, just after significant market volatility and rising economic concerns, President Trump and the White House suspended additional tariffs above a 10% base rate for most countries, with the pause set to expire in early July.
The FOMC kept rates unchanged at 4.25%–4.50% in both May and June, noting cautious progress toward the 2% inflation target. Strong corporate earnings and continued enthusiasm around artificial intelligence (“AI”) supported equity gains even as reciprocal tariffs on more than 60 countries, while additional trade deals were being agreed on, China tariffs were paused to allow for negotiations to continue. This added uncertainty to longer‑term economic forecasts.
U.S. equities continued to advance through the third quarter, supported by solid earnings momentum and receding market volatility. The FOMC maintained its data‑driven approach, holding rates steady in July 2025 and delivering the first rate cut of the year in September, lowering the target range to 4.00%–4.25%. The committee cited slowing job growth and a meaningful decline in hiring as key drivers of the “risk‑management” cut, while tariff‑related inflation pressures remained a central consideration for future policy decisions. Despite mixed macroeconomic signals, investor sentiment remained broadly constructive.
Equity markets posted modest gains in the fourth quarter amid elevated volatility driven by concerns about an emerging AI bubble. Fears escalated throughout the quarter with investors worrying about lofty valuations and heavy capital expenditures, weighing on sentiment before stabilizing on signs of real revenue growth. The longest U.S. government shutdown in history, lasting 43 days, had a muted impact on markets, while renewed tariff negotiations with China in October 2025 added another layer of uncertainty. Labor conditions weakened as unemployment rose to 4.6% in November and inflation remained above the Federal Reserve’s 2% target, prompting the FOMC to cut rates by 25 bps in both October and December, ending the year with a 3.50%–3.75% target range and a continued commitment to data dependent policymaking heading into 2026.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	17.21%	13.48%	14.46%
Russell 1000® Index	17.37	13.59	14.59

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Nov. 20, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,848,151,933
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 491,834
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,848,151,933
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$491,834
Portfolio Turnover Rate of the Master Portfolio	12%

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective November 20, 2025, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended, in approximately the same proportion as its underlying index, the Russell 1000® Index (the "Underlying Index"), is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index. The Fund's Principal Investment Strategies were revised to reflect these updates.

Material Fund Change Strategies [Text Block]	The Fund's Principal Investment Strategies were revised to reflect these updates.
Material Fund Change Risks Change [Text Block]	Effective November 20, 2025, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended, in approximately the same proportion as its underlying index, the Russell 1000® Index (the "Underlying Index"), is diversified. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000102141 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Total International Index Fund
Class Name	Institutional Shares
Trading Symbol	BDOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$16(a)	0.14%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 16	[17]
Expense Ratio, Percent	0.14%	[17]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 32.58%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) returned 32.39%.
In 2025, European equities started the year in positive territory despite rising United States (“U.S.”) tariff pressures. The European Central Bank (“ECB”) cut rates by 25 basis points in both January 2025 and March 2025 to mitigate recession risks, with President Lagarde noting that euro area growth would likely remain weak amid persistent inflationary pressures. European Union finance ministers emphasized unity and deeper market integration to offset tariff‑related disruptions. In Japan, equities were volatile throughout the first quarter, and the Nikkei 225 Index ended the period in negative territory as investors grew cautious about the new U.S. administration’s tougher tariff stance and its implications for corporate earnings and broader economic conditions.
European equities continued to advance in the second quarter of 2025, supported by resilient investor sentiment despite slower economic momentum and persistent global trade tensions. The ECB held rates steady following the earlier cuts and reiterated its commitment to supporting growth as inflation remained elevated. Policymakers also highlighted the importance of fiscal discipline and reinforced the need for European Union cohesion. Japan experienced a strong rebound during the second quarter, with the Nikkei 225 Index closing near all‑time highs on June 30, 2025, driven by new stimulus measures and a more stable Japanese Yen, although uncertainties around export demand and supply chain pressures continued to weigh on corporate outlooks.
Europe remained resilient during the third quarter of 2025, supported by firm domestic demand and a healthy labor market. The ECB maintained rates at 2.0% in both July 2025 and September 2025, pausing its year‑long easing cycle as inflation hovered near target despite a slight uptick in September. Japanese equities extended their gains through the third quarter, supported by easing trade tensions, increasing investor interest in artificial intelligence (“AI”), and improved sentiment tied to anticipated political leadership changes. The Bank of Japan (“BOJ”) kept rates unchanged at 0.5%, though some policymakers signaled openness to future increases.
European equities continued to rise in the fourth quarter of 2025, even as global volatility driven by AI‑related market concerns briefly unsettled sentiment before rebound into year‑end. The ECB retained rates at 2.0% in both October 2025 and December 2025, citing better‑than‑expected eurozone growth and inflation trending close to target while maintaining a cautious, data‑dependent stance. Japan again delivered strong equity performance in the fourth quarter, supported by above‑target inflation, notable wage growth, sustained AI‑driven enthusiasm, and a weak yen that boosted export competitiveness. The BOJ held rates steady in October 2025 and raised them in December 2025 to 0.75%, reflecting growing confidence in Japan’s improving economic backdrop despite continuing global trade uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	32.58%	7.66%	8.31%
MSCI ACWI ex USA Index (Net)	32.39	7.91	8.41

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,168,181,336
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 586,442
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,168,181,336
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$586,442
Portfolio Turnover Rate of the Master Portfolio	13%

C000102140 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Total International Index Fund
Class Name	Investor A Shares
Trading Symbol	BDOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$46(a)	0.40%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 46	[18]
Expense Ratio, Percent	0.40%	[18]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 32.21%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) returned 32.39%.
In 2025, European equities started the year in positive territory despite rising United States (“U.S.”) tariff pressures. The European Central Bank (“ECB”) cut rates by 25 basis points in both January 2025 and March 2025 to mitigate recession risks, with President Lagarde noting that euro area growth would likely remain weak amid persistent inflationary pressures. European Union finance ministers emphasized unity and deeper market integration to offset tariff‑related disruptions. In Japan, equities were volatile throughout the first quarter, and the Nikkei 225 Index ended the period in negative territory as investors grew cautious about the new U.S. administration’s tougher tariff stance and its implications for corporate earnings and broader economic conditions.
European equities continued to advance in the second quarter of 2025, supported by resilient investor sentiment despite slower economic momentum and persistent global trade tensions. The ECB held rates steady following the earlier cuts and reiterated its commitment to supporting growth as inflation remained elevated. Policymakers also highlighted the importance of fiscal discipline and reinforced the need for European Union cohesion. Japan experienced a strong rebound during the second quarter, with the Nikkei 225 Index closing near all‑time highs on June 30, 2025, driven by new stimulus measures and a more stable Japanese Yen, although uncertainties around export demand and supply chain pressures continued to weigh on corporate outlooks.
Europe remained resilient during the third quarter of 2025, supported by firm domestic demand and a healthy labor market. The ECB maintained rates at 2.0% in both July 2025 and September 2025, pausing its year‑long easing cycle as inflation hovered near target despite a slight uptick in September. Japanese equities extended their gains through the third quarter, supported by easing trade tensions, increasing investor interest in artificial intelligence (“AI”), and improved sentiment tied to anticipated political leadership changes. The Bank of Japan (“BOJ”) kept rates unchanged at 0.5%, though some policymakers signaled openness to future increases.
European equities continued to rise in the fourth quarter of 2025, even as global volatility driven by AI‑related market concerns briefly unsettled sentiment before rebound into year‑end. The ECB retained rates at 2.0% in both October 2025 and December 2025, citing better‑than‑expected eurozone growth and inflation trending close to target while maintaining a cautious, data‑dependent stance. Japan again delivered strong equity performance in the fourth quarter, supported by above‑target inflation, notable wage growth, sustained AI‑driven enthusiasm, and a weak yen that boosted export competitiveness. The BOJ held rates steady in October 2025 and raised them in December 2025 to 0.75%, reflecting growing confidence in Japan’s improving economic backdrop despite continuing global trade uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	32.21%	7.37%	8.03%
MSCI ACWI ex USA Index (Net)	32.39	7.91	8.41

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,168,181,336
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 586,442
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,168,181,336
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$586,442
Portfolio Turnover Rate of the Master Portfolio	13%

C000102142 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Total International Index Fund
Class Name	Class K Shares
Trading Symbol	BDOKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$10(a)	0.09%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 10	[19]
Expense Ratio, Percent	0.09%	[19]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 32.57%.
  For the same period, the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) returned 32.39%.
In 2025, European equities started the year in positive territory despite rising United States (“U.S.”) tariff pressures. The European Central Bank (“ECB”) cut rates by 25 basis points in both January 2025 and March 2025 to mitigate recession risks, with President Lagarde noting that euro area growth would likely remain weak amid persistent inflationary pressures. European Union finance ministers emphasized unity and deeper market integration to offset tariff‑related disruptions. In Japan, equities were volatile throughout the first quarter, and the Nikkei 225 Index ended the period in negative territory as investors grew cautious about the new U.S. administration’s tougher tariff stance and its implications for corporate earnings and broader economic conditions.
European equities continued to advance in the second quarter of 2025, supported by resilient investor sentiment despite slower economic momentum and persistent global trade tensions. The ECB held rates steady following the earlier cuts and reiterated its commitment to supporting growth as inflation remained elevated. Policymakers also highlighted the importance of fiscal discipline and reinforced the need for European Union cohesion. Japan experienced a strong rebound during the second quarter, with the Nikkei 225 Index closing near all‑time highs on June 30, 2025, driven by new stimulus measures and a more stable Japanese Yen, although uncertainties around export demand and supply chain pressures continued to weigh on corporate outlooks.
Europe remained resilient during the third quarter of 2025, supported by firm domestic demand and a healthy labor market. The ECB maintained rates at 2.0% in both July 2025 and September 2025, pausing its year‑long easing cycle as inflation hovered near target despite a slight uptick in September. Japanese equities extended their gains through the third quarter, supported by easing trade tensions, increasing investor interest in artificial intelligence (“AI”), and improved sentiment tied to anticipated political leadership changes. The Bank of Japan (“BOJ”) kept rates unchanged at 0.5%, though some policymakers signaled openness to future increases.
European equities continued to rise in the fourth quarter of 2025, even as global volatility driven by AI‑related market concerns briefly unsettled sentiment before rebound into year‑end. The ECB retained rates at 2.0% in both October 2025 and December 2025, citing better‑than‑expected eurozone growth and inflation trending close to target while maintaining a cautious, data‑dependent stance. Japan again delivered strong equity performance in the fourth quarter, supported by above‑target inflation, notable wage growth, sustained AI‑driven enthusiasm, and a weak yen that boosted export competitiveness. The BOJ held rates steady in October 2025 and raised them in December 2025 to 0.75%, reflecting growing confidence in Japan’s improving economic backdrop despite continuing global trade uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	32.57%	7.71%	8.36%
MSCI ACWI ex USA Index (Net)	32.39	7.91	8.41

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,168,181,336
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 586,442
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,168,181,336
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$586,442
Portfolio Turnover Rate of the Master Portfolio	13%

C000244481 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Diversified Equity Fund
Class Name	Institutional Shares
Trading Symbol	BDVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Diversified Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Diversified Equity Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 537‑4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42(a)	0.39%(a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 42	[20]
Expense Ratio, Percent	0.39%	[20]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 17.29%.
  For the same period, the Fund’s benchmark, the Russell 1000® Index returned 17.37%.
What contributed to performance?
Positive contributions to the Fund’s return over the 12-month period were led by Macro Equity positioning which expresses insights on sectors and industries within the mid- and large-cap equity space. The Russell 1000 Enhanced Strategy and Russell 2000 Enhanced Strategy, which use a bottom-up approach to identify investment opportunities within the U.S. large-cap and small-cap markets, respectively, also added materially to performance.
What detracted from performance?
The Emerging Markets Enhanced Strategy, which utilizes a bottom-up approach to identify investment opportunities within emerging markets, detracted on an absolute basis over the trailing one-year period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	17.29%	13.79%	14.65%
Russell 1000® Index	17.37	13.59	14.59

Performance Inception Date	Sep. 19, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 19, 2026
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,201,712,418
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 1,576,054
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,201,712,418
Number of Portfolio Holdings	1
Net Investment Advisory Fees	$1,576,054
Portfolio Turnover Rate of the Master Portfolio	123%

Material Fund Change [Text Block]
Material Fund changes
This is a summary of planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.
On February 19, 2026, the Fund’s Board approved a change in the name of the Fund to BlackRock Diversified Equity Alpha Fund. The Fund (through its investment in the Master Portfolio)  will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and derivatives that provide investment exposure to such securities or to one or more risk factors associated with such securities These changes are expected to become effective on or about April 28, 2026.

Material Fund Change Name [Text Block]	On February 19, 2026, the Fund’s Board approved a change in the name of the Fund to BlackRock Diversified Equity Alpha Fund.
Material Fund Change Strategies [Text Block]	The Fund (through its investment in the Master Portfolio) will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and derivatives that provide investment exposure to such securities or to one or more risk factors associated with such securities These changes are expected to become effective on or about April 28, 2026.
Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

Updated Prospectus Phone Number	(800) 537-4942
Updated Prospectus Web Address	blackrock.com/fundreports

[1]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[2]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[3]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[4]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[5]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[6]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[7]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[8]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[9]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[10]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[11]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[12]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[13]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[14]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[15]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[16]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[17]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[18]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[19]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
[20]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.